ASSET DECOMMISSIONING OBLIGATION (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Mar. 31, 2022	Dec. 31, 2021
ASSET DECOMMISSIONING OBLIGATION
Decommissioning liability adjusted to the present value			R$ 3,328,015	R$ 3,268,301
Angra 1 plant
ASSET DECOMMISSIONING OBLIGATION
Useful life	60 years	40 years
Angra 2 Plant
ASSET DECOMMISSIONING OBLIGATION
Discount rate (as a percent)			7.57%